STATEMENTS OF CASH FLOWS (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Cash flows from operating activities:
Net loss	$ (21,727,818)	$ (9,561,280)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	1,157,976	854,950
Change in fair value measurement	8,396,169
(Gain) loss on sale of assets	(8,166)	22,768
Interest converted to preferred stock	13,129	139,403
Employee stock compensation	297,244	111,091
Warrant issuance and modifications	25,063
Debt discount amortization	41,667
Asset disposal	11,124
Changes in operating assets and liabilities:
Increase in accounts receivable, net	(83,070)	(81,439)
Increase in inventory	(136,855)	(226,159)
Increase in prepaid and other assets	(217,597)	(71,564)
Increase in accounts payable	823,409	149,873
Increase (decrease) in accrued liabilities	(203,455)	323,560
Net cash used in operating activities	(11,611,180)	(8,338,797)
Cash flows from investing activities:
Acquisition of property and equipment	(248,133)	(595,819)
Acquisition of intangible asset		(225,000)
Construction of equipment	(1,757,360)	(2,181,563)
Proceeds from sale of assets	35,000	63,000
Proceeds from sale leaseback	1,500,000	2,500,000
Net cash used in investing activities	(470,493)	(439,382)
Cash flows from financing activities:
Net proceeds from issuance of common stock	6,375,837
Proceeds from exercise of warrants	31,600
Proceeds from issuance of convertible notes payable	100,000	4,577,688
Proceeds from issuance of convertible notes payable-related party	300,000
Net proceeds from issuance of preferred stock	6,569,886	1,160,000
Proceeds from issuance of notes payable-related party	890,000
Proceeds from subscriptions receivable		3,288,333
Principal payments of capital leases	(944,606)	(144,071)
Principal payments of notes payable	(44,644)	(35,357)
Principal payments of notes payable-related party	(390,000)
Net cash provided by financing activities	12,888,073	8,846,593
Net increase in cash	806,400	68,414
Cash, beginning of the period	1,211,423	1,143,009
Cash, end of the period	2,017,823	1,211,423
Supplemental disclosures of cash flow information:
Interest paid	1,121,066	144,920
Income taxes paid	6,447
Supplemental schedule of non-cash investing and financing activities:
Conversion of preferred stock to common stock	18,846,539
Issuance of preferred stock as debt discount	100,000
Conversion of note payable to preferred stock	400,000	4,442,000
Assets acquired through capital leases	807,272	1,293,205
Initial public offering costs incurred but unpaid	64,760
Property and equipment included in accounts payable	393,119
Change in derivative liability from new and exercised warrants	$ 1,586,181